Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001708646
Registrant Name	Goldman Sachs Physical Gold ETF
Registration File Number	333-263454
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Goldman Sachs Physical Gold ETF
Street 1	240 GREENWICH STREET, 8TH FLOOR
City	NEW YORK
State or Country Code	NY
Zip Code	10286
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A
Securities 424I N/A